Impairments (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in allowance account for credit losses of financial assets
Impairment of financial assets		kr (59)	kr (23)
Reversal of previous write-downs		110	7
Established losses		(47)
Reserves applied to cover established credit losses		46
Recovered credit losses	kr 0	1	0
Net credit losses		kr 51	kr (16)
Net credit losses for IFRS 9	7
12-month expected credit losses
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses for IFRS 9	6
Lifetime expected credit losses | Financial instruments not credit-impaired
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses for IFRS 9	14
Lifetime expected credit losses | Financial instruments credit-impaired
Reconciliation of changes in allowance account for credit losses of financial assets
Net credit losses for IFRS 9	kr (13)